COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2019
Disclosure Commitments Contingencies and Guarantess [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES
29. COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
In the course of its operations, Brookfield Renewable and its subsidiaries have entered into agreements for the use of water, land and dams. Payment under those agreements varies with the amount of power generated. The various agreements can be renewed and are extendable up to 2089.
In the normal course of business, Brookfield Renewable will enter into capital expenditure commitments which primarily relate to contracted project costs for various growth initiatives. As at December 31, 2019, Brookfield Renewable had $36 million (2018: $71 million) of capital expenditure commitments outstanding, of which $32 million is payable in less than one year, and $4 million in two years.
A subsidiary that is controlled by Brookfield Renewable, alongside institutional partners, entered into a commitment to invest approximately $48 million to acquire a 210 MW solar development portfolio in Brazil. The transaction is expected to close in the second quarter of 2020, subject to customary closing conditions, with Brookfield Renewable expected to hold a 25% interest.
Contingencies
In the normal course of business, from time to time, Brookfield Renewable is involved in legal proceedings to the ownership and operations of our fleet. In this regard, TerraForm Power is subject to litigation with respect to an earn-out
payment for the acquisition of development assets that SunEdison acquired from the First Wind Sellers in 2014. This claim precedes our initial investment in TerraForm Power in 2017. Additionally, TerraForm Power is subject to litigation relating to a private placement to Brookfield Renewable and affiliates completed in 2018. We cannot predict the impact of pending litigation, nor can we predict the amount of time and expense that will be required to resolve such litigation.
Brookfield Renewable, on behalf of our subsidiaries, and the subsidiaries themselves have provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance. The activity on the issued letters of credit by Brookfield Renewable can be found in Note 15 – Borrowings.
Brookfield Renewable, along with institutional investors, has provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance as it relates to interests in the Brookfield Americas Infrastructure Fund, the Brookfield Infrastructure Fund II, Brookfield Infrastructure Fund III and Brookfield Infrastructure Fund IV. Brookfield Renewable’s subsidiaries have similarly provided letters of credit, which include, but are not limited to, guarantees for debt service reserves, capital reserves, construction completion and performance.
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	2019	2018
Brookfield Renewable along with institutional investors	$50	$51
Brookfield Renewable’s subsidiaries	668	635

	$718	$686

Guarantees
In the normal course of operations, Brookfield Renewable and its subsidiaries execute agreements that provide for indemnification and guarantees to third-parties of transactions such as business dispositions, capital project purchases, business acquisitions, and sales and purchases of assets and services, and the transfer of tax credits or renewable energy grants from tax equity partnerships. Brookfield Renewable has also agreed to indemnify its directors and certain of its officers and employees. The nature of substantially all of the indemnification undertakings prevents Brookfield Renewable from making a reasonable estimate of the maximum potential amount that Brookfield Renewable could be required to pay third parties as the agreements do not always specify a maximum amount and the amounts are dependent upon the outcome of future contingent events, the nature and likelihood of which cannot be determined at this time. Historically, neither Brookfield Renewable nor our subsidiaries have made material payments under such indemnification agreements.